Consolidated Statements Of Stockholders' Equity - USD ($) $ in Millions	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Minority Interest [Member]	Total
Beginning balance at Dec. 31, 2012	$ 2.0	$ 8,501.8	$ (74.6)	$ (77.7)	$ (16.7)	$ 4.7	$ 8,339.5
Net income			675.7			5.9	681.6
Other comprehensive income, net of tax				4.1			4.1
Dividends paid			(20.1)				(20.1)
Amortization of restricted stock, performance shares and stock option expenses		52.5			(15.9)		36.6
Repurchase of common stock					(193.4)		(193.4)
Employee stock purchase plan		1.1					1.1
Distribution of earnings and capital						0.6	0.6
Ending balance at Dec. 31, 2013	2.0	8,555.4	581.0	(73.6)	(226.0)	11.2	8,850.0
Net income			1,130.0			1.2	1,131.2
Other comprehensive income, net of tax				(60.3)			(60.3)
Dividends paid			(95.3)				(95.3)
Amortization of restricted stock, performance shares and stock option expenses		47.1			(17.0)		30.1
Repurchase of common stock					(775.5)		(775.5)
Employee stock purchase plan		1.1					1.1
Distribution of earnings and capital						(17.8)	(17.8)
Ending balance at Dec. 31, 2014	2.0	8,603.6	1,615.7	(133.9)	(1,018.5)	(5.4)	9,063.5
Net income			1,056.6			(0.1)	1,056.5
Other comprehensive income, net of tax				(8.2)			(8.2)
Dividends paid			(114.9)				(114.9)
Amortization of restricted stock, performance shares and stock option expenses		93.4			(23.4)		70.0
Repurchase of common stock					(531.8)		(531.8)
Issuance of common stock- acquisition		45.6			1,416.4		1,462.0
Employee stock purchase plan		2.0					2.0
Purchase of noncontrolling interest and distribution of earnings and capital		(26.5)				6.0	(20.5)
Ending balance at Dec. 31, 2015	$ 2.0	$ 8,718.1	$ 2,557.4	$ (142.1)	$ (157.3)	$ 0.5	$ 10,978.6